Revenue - Movements in Contract Costs, Typically Developer Commissions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [abstract]
Contract costs beginning balance	$ 75	$ 72
Costs incurred	11	11
Amortisation	(9)	(9)
Exchange and other adjustments		1
Contract costs ending balance	77	75
Contract costs disclosed as:
Current	5	5
Non-current	72	70
Total contract costs	$ 77	$ 75